Vanguard® Explorer™ Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Communication Services (2.5%)
	New York Times Co. Class A	1,956,136	143,404
*	Live Nation Entertainment Inc.	553,691	80,534
	Cinemark Holdings Inc.	3,363,578	79,650
*	Take-Two Interactive Software Inc.	209,131	46,072
*	AST SpaceMobile Inc.	288,990	32,139
*	Ziff Davis Inc.	514,899	19,679
*,1	EchoStar Corp. Class A	170,708	19,328
*	Lumen Technologies Inc.	2,152,191	18,982
*	Roku Inc.	188,878	17,981
*	Cargurus Inc.	432,683	14,019
*	Reddit Inc. Class A	70,604	12,728
*	Yelp Inc.	296,295	8,113
*	EverQuote Inc. Class A	182,958	4,153
*	Magnite Inc.	270,090	3,908
*	Globalstar Inc.	43,670	2,691
*	Bumble Inc. Class A	696,271	2,333
	Playtika Holding Corp.	643,324	2,329
*	Bandwidth Inc. Class A	138,727	1,938
*	ZipRecruiter Inc. Class A	692,065	1,702
*	Anterix Inc.	47,158	1,239
*	Mediaalpha Inc. Class A	109,501	1,120
*	QuinStreet Inc.	70,587	938
*	fuboTV Inc. Class A	408,583	911
	IDT Corp. Class B	14,504	705
			516,596
Consumer Discretionary (11.7%)
	Somnigroup International Inc.	1,885,081	165,604
*	Burlington Stores Inc.	493,096	145,887
	Patrick Industries Inc.	950,565	119,933
*	Valvoline Inc.	3,501,727	114,577
	Dick's Sporting Goods Inc.	524,438	105,936
*	Shake Shack Inc. Class A	1,177,675	104,307
*	Life Time Group Holdings Inc.	3,521,164	102,712
*	YETI Holdings Inc.	2,092,404	95,644
	Hyatt Hotels Corp. Class A	600,595	93,915
	Wingstop Inc.	331,700	88,043
	Texas Roadhouse Inc.	435,603	78,348
*	Champion Homes Inc.	983,510	77,088
[1]	Cheesecake Factory Inc.	1,321,240	76,579
	Levi Strauss & Co. Class A	3,433,793	68,264
	Installed Building Products Inc.	198,899	57,311
*	Five Below Inc.	282,075	54,057
*	Chewy Inc. Class A	1,824,908	53,123
	Churchill Downs Inc.	523,290	51,471
	Meritage Homes Corp.	707,619	49,187
*	Ollie's Bargain Outlet Holdings Inc.	435,588	48,050
	Tractor Supply Co.	831,246	42,294
*	Boot Barn Holdings Inc.	235,725	42,072
	Domino's Pizza Inc.	101,824	41,781
	Tapestry Inc.	312,921	39,713
*	Viking Holdings Ltd.	534,470	38,562
	Academy Sports & Outdoors Inc.	602,058	33,119
*	Genius Sports Ltd.	3,024,384	26,312
	Travel & Leisure Co.	343,002	23,852
*	Norwegian Cruise Line Holdings Ltd.	1,009,375	22,166
*	Bright Horizons Family Solutions Inc.	227,728	21,094
*,1	Sportradar Group AG Class A	1,112,965	20,156
	Hasbro Inc.	213,215	19,042
*	DraftKings Inc. Class A	662,079	18,214

		Shares	Market Value ($000)
	Ralph Lauren Corp.	46,163	16,314
	Pool Corp.	62,023	15,759
*	Frontdoor Inc.	237,690	14,050
*	BJ's Restaurants Inc.	327,062	13,678
*	Adtalem Global Education Inc.	127,947	13,249
*	Deckers Outdoor Corp.	106,472	12,706
*	Duolingo Inc.	94,573	12,678
	Red Rock Resorts Inc. Class A	184,577	11,652
*	Brinker International Inc.	71,466	11,272
*	Cavco Industries Inc.	22,793	11,215
*	Etsy Inc.	196,078	10,384
*	Revolve Group Inc.	353,912	9,786
*	Warby Parker Inc. Class A	350,142	8,932
*	Planet Fitness Inc. Class A	95,670	8,710
	Buckle Inc.	160,952	7,613
	Monarch Casino & Resort Inc.	81,588	7,468
*	Floor & Decor Holdings Inc. Class A	112,056	7,391
*	National Vision Holdings Inc.	269,051	7,089
*	Grand Canyon Education Inc.	39,677	6,897
*	Universal Technical Institute Inc.	246,359	6,856
*	Sonos Inc.	454,020	6,515
*	Stride Inc.	69,157	5,851
*	Coursera Inc.	903,339	5,474
*	Wayfair Inc. Class A	52,045	5,386
*,1	Light & Wonder Inc.	43,277	5,020
*	Fox Factory Holding Corp.	253,520	4,665
	Upbound Group Inc.	204,347	3,862
	Carriage Services Inc.	80,893	3,471
	OneSpaWorld Holdings Ltd.	173,696	3,413
*	American Public Education Inc.	79,481	3,321
*	Gentherm Inc.	100,935	3,226
*	Stitch Fix Inc. Class A	641,256	3,078
	Perdoceo Education Corp.	81,734	2,618
*	Dorman Products Inc.	18,553	2,304
*	ThredUP Inc. Class A	400,296	2,034
	Visteon Corp.	20,444	1,858
*	Peloton Interactive Inc. Class A	322,735	1,804
	Standard Motor Products Inc.	40,577	1,620
	Dine Brands Global Inc.	45,169	1,553
*,1	Groupon Inc.	106,491	1,507
	Group 1 Automotive Inc.	4,234	1,500
*	Victoria's Secret & Co.	25,923	1,413
*	Dutch Bros Inc. Class A	18,336	997
*	Genesco Inc.	31,436	909
	Build-A-Bear Workshop Inc.	12,547	749
*	McGraw Hill Inc.	49,817	735
*	Abercrombie & Fitch Co. Class A	7,372	720
*	Petco Health & Wellness Co. Inc.	258,268	695
*	Accel Entertainment Inc.	54,073	612
	Bloomin' Brands Inc.	97,982	588
			2,429,610
Consumer Staples (2.5%)
*	US Foods Holding Corp.	1,425,439	119,195
	Casey's General Stores Inc.	149,995	90,972
*	Performance Food Group Co.	657,514	62,760
*	Freshpet Inc.	805,670	56,155
*	BJ's Wholesale Club Holdings Inc.	493,243	45,595
	Turning Point Brands Inc.	356,156	43,148
*	e.l.f. Beauty Inc.	291,092	24,740
	Coca-Cola Consolidated Inc.	99,154	15,077
*	Sprouts Farmers Market Inc.	211,507	14,998
	PriceSmart Inc.	74,616	10,611
*	Celsius Holdings Inc.	144,867	7,603
	Pilgrim's Pride Corp.	168,438	7,305
	WD-40 Co.	27,632	6,389
*	Herbalife Ltd.	273,962	4,723
	Marzetti Co.	19,749	3,388
	John B Sanfilippo & Son Inc.	39,124	3,165
*	Darling Ingredients Inc.	39,103	1,786

		Shares	Market Value ($000)
	J & J Snack Foods Corp.	17,512	1,664
	Natural Grocers by Vitamin Cottage Inc.	33,666	920
*	Boston Beer Co. Inc. Class A	4,230	904
	Energizer Holdings Inc.	30,153	658
	Dole plc	41,105	655
			522,411
Energy (3.1%)
	Viper Energy Inc. Class A	3,680,419	155,829
	Permian Resources Corp.	7,899,661	127,421
	Chord Energy Corp.	925,086	92,731
	Expand Energy Corp.	421,348	47,364
	Cactus Inc. Class A	715,400	40,227
	TechnipFMC plc	666,705	37,149
	Magnolia Oil & Gas Corp. Class A	1,149,216	29,316
	Archrock Inc.	688,098	20,361
*	Antero Resources Corp.	505,360	18,380
	HF Sinclair Corp.	351,963	18,299
*	Oceaneering International Inc.	526,523	15,848
*	Par Pacific Holdings Inc.	315,516	11,908
	Delek US Holdings Inc.	213,377	6,297
	Crescent Energy Co. Class A	509,820	4,981
*	CVR Energy Inc.	195,426	4,444
*	REX American Resources Corp.	88,552	2,994
*	Centrus Energy Corp. Class A	10,390	2,891
*	Uranium Energy Corp.	150,756	2,599
	Antero Midstream Corp.	97,898	1,842
	Ovintiv Inc. (XNYS)	38,529	1,675
*	Gulfport Energy Corp.	6,975	1,424
	Dorian LPG Ltd.	38,251	1,129
	VAALCO Energy Inc.	217,663	1,119
*	Tidewater Inc.	15,437	965
*	BKV Corp.	32,413	964
			648,157
Financials (12.0%)
	Wintrust Financial Corp.	1,204,130	177,597
	Houlihan Lokey Inc.	972,924	163,763
	UMB Financial Corp.	1,218,472	154,917
	Columbia Banking System Inc.	4,051,217	119,268
	Voya Financial Inc.	1,483,182	113,701
	Cadence Bank	2,662,926	112,136
	HA Sustainable Infrastructure Capital Inc.	3,225,627	110,994
	Ally Financial Inc.	2,554,700	108,013
	Pinnacle Financial Partners Inc.	1,116,499	106,168
	StepStone Group Inc. Class A	1,479,401	104,579
	First American Financial Corp.	1,648,021	104,122
	Assurant Inc.	389,273	92,698
	Piper Sandler Cos.	231,808	80,287
	Morningstar Inc.	393,956	79,615
	Ryan Specialty Holdings Inc.	1,472,913	71,112
*	Palomar Holdings Inc.	533,205	65,899
	FirstCash Holdings Inc.	384,284	65,520
	Evercore Inc. Class A	131,857	46,581
	Kinsale Capital Group Inc.	92,994	36,814
*,1	Shift4 Payments Inc. Class A	607,030	35,839
*	Encore Capital Group Inc.	617,233	34,071
	Hamilton Lane Inc. Class A	223,834	31,614
*,1	Klarna Group plc	1,353,888	31,234
	BGC Group Inc. Class A	3,394,858	30,927
*	Toast Inc. Class A	880,381	27,389
	Tradeweb Markets Inc. Class A	254,872	26,270
*	StoneCo. Ltd. Class A	1,440,800	23,255
	Popular Inc.	159,255	21,265
*	SoFi Technologies Inc.	842,701	19,222
*	Affirm Holdings Inc.	295,147	17,797
*	NMI Holdings Inc.	453,562	17,562
	First BanCorp (XNYS)	747,507	16,535
	Moelis & Co. Class A	211,068	15,127
*,1	Bullish	499,811	15,094
*	Euronet Worldwide Inc.	196,216	14,218

		Shares	Market Value ($000)
	WisdomTree Inc.	824,574	13,358
*	Skyward Specialty Insurance Group Inc.	273,083	12,185
	Federated Hermes Inc.	215,625	11,489
	Virtus Investment Partners Inc.	66,714	10,891
*	Enova International Inc.	63,222	10,442
*	Remitly Global Inc.	766,367	10,131
	Acadian Asset Management Inc.	179,366	9,940
	PagSeguro Digital Ltd. Class A	810,731	9,121
*	Chime Financial Inc. Class A	331,557	8,428
	HCI Group Inc.	50,758	8,054
*	Accelerant Holdings Class A	554,307	7,572
	Bank of NT Butterfield & Son Ltd.	142,747	7,394
	XP Inc. Class A	375,818	7,332
*,1	Figure Technology Solutions Inc. Class A	124,038	7,055
*	Heritage Insurance Holdings Inc.	268,411	6,997
*	SiriusPoint Ltd.	318,382	6,498
	Lazard Inc.	108,748	5,842
*	Slide Insurance Holdings Inc.	330,149	5,688
	Community Financial System Inc.	67,577	4,224
	EVERTEC Inc.	138,404	4,154
	Universal Insurance Holdings Inc.	130,460	3,973
	Pathward Financial Inc.	39,956	3,608
*	Bowhead Specialty Holdings Inc.	145,439	3,572
	Equitable Holdings Inc.	58,065	2,694
	Bank of Hawaii Corp.	34,900	2,610
	PROG Holdings Inc.	79,972	2,594
	Artisan Partners Asset Management Inc. Class A	55,558	2,473
*	Dave Inc.	13,748	2,250
*	Upstart Holdings Inc.	50,039	1,964
	Northrim BanCorp Inc.	83,064	1,957
*	Trupanion Inc.	55,658	1,781
	Marex Group plc	39,864	1,574
	NBT Bancorp Inc.	31,266	1,389
*	NerdWallet Inc. Class A	104,134	1,256
*	Root Inc. Class A	19,466	1,209
	Jefferies Financial Group Inc.	18,740	1,147
	WesBanco Inc.	21,549	760
*	LendingTree Inc.	12,979	735
	Tiptree Inc.	38,292	685
*	Marqeta Inc. Class A	155,964	644
			2,496,873
Health Care (17.8%)
	Bio-Techne Corp.	2,274,988	145,804
*	ICON plc	782,271	141,004
*	Medpace Holdings Inc.	211,255	123,052
*	Insmed Inc.	675,080	105,900
*	Ionis Pharmaceuticals Inc.	1,195,911	98,866
*	Option Care Health Inc.	2,657,185	90,344
*	Bridgebio Pharma Inc.	1,167,179	90,188
	Encompass Health Corp.	851,064	80,451
*	Halozyme Therapeutics Inc.	1,094,930	78,517
*	Natera Inc.	332,355	76,821
*	Penumbra Inc.	199,951	71,616
*	Doximity Inc. Class A	1,823,482	68,326
*	Insulet Corp.	265,576	67,937
*	Neurocrine Biosciences Inc.	483,344	65,764
*	Exelixis Inc.	1,572,652	65,045
*	Revolution Medicines Inc.	634,103	61,476
*	Axsome Therapeutics Inc.	328,989	60,616
*	IRhythm Holdings Inc.	381,202	58,900
*	Inspire Medical Systems Inc.	761,650	57,718
*	Cytokinetics Inc.	909,681	57,483
*	Globus Medical Inc. Class A	621,221	56,332
*	Veracyte Inc.	1,476,726	56,234
*	Glaukos Corp.	469,513	56,050
*	Crinetics Pharmaceuticals Inc.	1,119,672	55,916
*	Charles River Laboratories International Inc.	250,000	52,620
*	Ligand Pharmaceuticals Inc.	267,040	51,298
*	Structure Therapeutics Inc. ADR	577,223	51,055

		Shares	Market Value ($000)
*	Ascendis Pharma A/S ADR	214,582	48,517
*	Kymera Therapeutics Inc.	644,625	46,858
*	Repligen Corp.	301,787	45,078
*	Roivant Sciences Ltd.	2,001,232	43,267
*	Dexcom Inc.	576,583	42,114
*	Ultragenyx Pharmaceutical Inc.	1,721,177	41,429
*	BioMarin Pharmaceutical Inc.	716,403	40,505
*	Apellis Pharmaceuticals Inc.	1,749,370	39,501
	ResMed Inc.	151,315	39,086
*	Travere Therapeutics Inc.	1,256,468	39,064
*	TG Therapeutics Inc.	1,303,280	38,356
*	HealthEquity Inc.	435,597	37,318
*	Supernus Pharmaceuticals Inc.	753,469	36,287
*	Nuvalent Inc. Class A	342,273	35,216
*	Apogee Therapeutics Inc.	530,576	34,758
*	IDEXX Laboratories Inc.	49,793	33,384
*	RadNet Inc.	421,978	29,581
	Ensign Group Inc.	169,291	29,061
*	Rhythm Pharmaceuticals Inc.	282,245	28,936
*	Illumina Inc.	189,851	27,492
*	Protagonist Therapeutics Inc.	332,600	27,207
*	Celldex Therapeutics Inc.	1,057,540	26,015
*	Vaxcyte Inc.	413,100	22,130
*	Cooper Cos. Inc.	270,474	22,011
*	Azenta Inc.	565,311	21,979
*	Arrowhead Pharmaceuticals Inc.	315,641	21,883
*	Madrigal Pharmaceuticals Inc.	43,203	21,140
*	Merit Medical Systems Inc.	229,054	18,574
*	Hinge Health Inc. Class A	525,874	18,353
*	Exact Sciences Corp.	171,301	17,531
*	Schrodinger Inc.	1,248,822	17,446
	STERIS plc	65,780	17,274
*	Axogen Inc.	493,180	17,187
*	Progyny Inc.	702,642	16,772
*	Tandem Diabetes Care Inc.	828,446	16,478
*	Waystar Holding Corp.	611,285	16,236
*	Guardant Health Inc.	139,858	15,949
*	TransMedics Group Inc.	106,213	14,230
*	Tenet Healthcare Corp.	73,165	13,849
*	Arvinas Inc.	1,021,426	13,667
*	CG oncology Inc.	257,600	13,408
*	Praxis Precision Medicines Inc.	42,683	13,402
*	ACADIA Pharmaceuticals Inc.	524,179	13,173
*	Viking Therapeutics Inc.	444,125	12,897
*	Geron Corp. (XNGS)	8,782,392	12,032
*	LivaNova plc	182,866	12,016
*	Certara Inc.	1,343,702	11,811
*	PROCEPT BioRobotics Corp.	400,730	11,605
*	Indivior Pharmaceuticals Inc.	324,426	11,478
*	Viridian Therapeutics Inc.	331,462	10,938
*	Castle Biosciences Inc.	275,891	10,867
*	BioCryst Pharmaceuticals Inc.	1,546,416	10,175
*	Veeva Systems Inc. Class A	48,445	9,879
*	Jazz Pharmaceuticals plc	59,681	9,817
*	Ardelyx Inc.	1,258,144	9,675
*	Arcus Biosciences Inc.	452,833	9,528
*	Phreesia Inc.	697,960	9,374
*	Ironwood Pharmaceuticals Inc.	1,892,311	9,253
*	Alignment Healthcare Inc.	402,431	9,067
*	Amneal Pharmaceuticals Inc.	659,779	9,026
*	Syndax Pharmaceuticals Inc.	427,737	8,687
*	Definium Therapeutics Inc.	506,356	8,547
*	Cogent Biosciences Inc.	216,909	7,789
*	LifeStance Health Group Inc.	1,055,274	7,461
*	Arcutis Biotherapeutics Inc.	280,614	7,119
*	AtriCure Inc.	183,080	6,761
*	Sarepta Therapeutics Inc.	329,261	6,697
*	Privia Health Group Inc.	283,769	6,589
*	Novocure Ltd.	523,744	6,494
*	Hims & Hers Health Inc.	239,057	6,476

		Shares	Market Value ($000)
*	PTC Therapeutics Inc.	83,778	6,328
*	Tempus AI Inc.	102,557	6,135
*	AnaptysBio Inc.	128,846	6,109
*	Lumexa Imaging Holdings Inc.	490,018	6,003
*	Talkspace Inc.	1,435,597	5,800
*	Biohaven Ltd.	485,893	5,748
*	Dyne Therapeutics Inc.	320,961	5,742
*	Altimmune Inc.	1,007,471	5,642
*	Prothena Corp. plc	617,222	5,438
*	Adaptive Biotechnologies Corp.	291,724	5,397
*	10X Genomics Inc. Class A	265,362	5,360
*	Puma Biotechnology Inc.	777,390	5,037
*	Haemonetics Corp.	73,431	4,895
*	Kiniksa Pharmaceuticals International plc	110,694	4,862
*	Xencor Inc.	402,106	4,861
*	Agios Pharmaceuticals Inc.	166,336	4,564
*	Janux Therapeutics Inc.	326,362	4,474
*	Alkermes plc	130,856	4,435
*	Xeris Biopharma Holdings Inc.	598,140	4,402
*	Beam Therapeutics Inc.	157,621	4,353
*	Rocket Pharmaceuticals Inc.	1,221,308	4,250
*	Teladoc Health Inc.	775,333	4,226
*	Mineralys Therapeutics Inc.	130,308	4,025
*	QuidelOrtho Corp.	145,853	3,963
*	Artivion Inc.	90,539	3,691
*	Aveanna Healthcare Holdings Inc.	430,569	3,617
*	CorVel Corp.	51,655	3,597
	Stevanato Group SpA	225,862	3,519
*	Legend Biotech Corp. ADR	197,127	3,450
*	CareDx Inc.	164,266	3,376
*	Tactile Systems Technology Inc.	108,595	3,134
*	Keros Therapeutics Inc.	171,150	3,065
*	Vir Biotechnology Inc.	409,998	3,050
*	Esperion Therapeutics Inc.	829,785	2,813
*	Pediatrix Medical Group Inc.	126,346	2,701
*	Day One Biopharmaceuticals Inc.	228,290	2,548
*	Rezolute Inc.	741,500	2,477
*	Community Health Systems Inc.	768,760	2,468
*	Omnicell Inc.	49,260	2,389
*	Catalyst Pharmaceuticals Inc.	94,175	2,288
*	Lantheus Holdings Inc.	33,573	2,247
*	Arcturus Therapeutics Holdings Inc.	285,663	2,134
*	Kura Oncology Inc.	245,051	1,990
*	Organogenesis Holdings Inc.	492,497	1,970
*	ClearPoint Neuro Inc.	151,197	1,955
*	Pacira BioSciences Inc.	93,666	1,924
*	CytomX Therapeutics Inc.	328,587	1,870
*	Voyager Therapeutics Inc.	457,063	1,783
*	Aldeyra Therapeutics Inc.	331,506	1,777
	LeMaitre Vascular Inc.	19,310	1,641
*	Enanta Pharmaceuticals Inc.	119,191	1,538
*	Soleno Therapeutics Inc.	39,310	1,516
	Select Medical Holdings Corp.	98,792	1,487
*	Harmony Biosciences Holdings Inc.	39,133	1,429
*	Ginkgo Bioworks Holdings Inc.	152,992	1,372
	CONMED Corp.	35,155	1,350
*	Zevra Therapeutics Inc.	137,128	1,234
	iRadimed Corp.	11,870	1,162
*	Alector Inc.	595,341	1,125
*	Bioventus Inc. Class A	140,343	1,113
*	Zymeworks Inc.	48,200	1,086
*	SI-BONE Inc.	63,144	1,047
	Phibro Animal Health Corp. Class A	25,773	1,035
*	Niagen Bioscience Inc.	168,651	1,010
*	Stoke Therapeutics Inc.	32,019	971
*	Accendra Health Inc.	427,424	945
*	Recursion Pharmaceuticals Inc. Class A	221,610	929
*	Amylyx Pharmaceuticals Inc.	64,632	924
*	Inmode Ltd.	55,713	875
*	OptimizeRx Corp.	78,924	849

		Shares	Market Value ($000)
*	Agenus Inc.	290,646	825
	HealthStream Inc.	36,189	807
*	Pennant Group Inc.	28,856	797
*	Joint Corp.	81,335	795
*	Sotera Health Co.	42,626	772
*	Quanterix Corp.	119,115	755
*	Twist Bioscience Corp.	18,107	744
*	NeoGenomics Inc.	57,828	697
*	Capricor Therapeutics Inc.	31,500	690
	Chemed Corp.	1,515	647
*	Pulmonx Corp.	383,092	628
	Embecta Corp.	58,297	619
*	Corcept Therapeutics Inc.	13,026	519
*	MacroGenics Inc.	178,139	326
*	Codexis Inc.	237,927	295
*	Aclaris Therapeutics Inc.	73,649	259
*	Corbus Pharmaceuticals Holdings Inc.	24,365	202
*,1	AirSculpt Technologies Inc.	67,475	200
*,1,2	Cartesian Therapeutics Inc. CVR	528,838	95
*,2	OmniAb Inc. 12.5 Earnout	84,348	—
*,2	OmniAb Inc. 15 Earnout	84,348	—
*,2	Carisma Therapeutics Inc. CVR	1,476,709	—
			3,692,285
Industrials (22.5%)
	Comfort Systems USA Inc.	186,525	213,030
*	Bloom Energy Corp. Class A	1,353,052	204,811
	BWX Technologies Inc.	856,042	175,857
*	RBC Bearings Inc.	303,697	151,748
*	Clean Harbors Inc.	581,017	151,012
	Primoris Services Corp.	972,378	144,155
	AAON Inc.	1,568,997	142,873
	Applied Industrial Technologies Inc.	537,311	139,921
*	Nextpower Inc. Class A	1,189,058	139,227
*	Kirby Corp.	1,153,312	135,699
	WESCO International Inc.	468,111	135,485
	Ryder System Inc.	695,344	133,005
	GATX Corp.	724,626	131,817
*	StandardAero Inc.	4,188,485	129,382
	FTAI Aviation Ltd.	431,165	117,415
*	Kratos Defense & Security Solutions Inc.	1,123,879	115,771
	Rush Enterprises Inc. Class A	1,771,473	113,711
	Acuity Inc.	331,767	102,596
	AerCap Holdings NV	698,513	100,348
*	API Group Corp.	2,300,601	95,636
*	XPO Inc.	634,439	93,967
	Advanced Drainage Systems Inc.	573,880	87,253
	Korn Ferry	1,254,505	87,150
*	Rocket Lab Corp.	1,063,790	85,178
*,1	Karman Holdings Inc.	709,840	73,681
	Boise Cascade Co.	794,424	64,197
	Vertiv Holdings Co. Class A	321,462	59,850
	HEICO Corp. Class A	229,254	58,366
	Maximus Inc.	510,689	48,229
*	AeroVironment Inc.	162,875	45,343
	Verisk Analytics Inc.	188,866	41,071
*	GXO Logistics Inc.	711,215	40,248
	EMCOR Group Inc.	54,357	39,177
	Rockwell Automation Inc.	83,990	35,414
	WillScot Holdings Corp.	1,722,560	34,503
	Federal Signal Corp.	313,730	33,911
*	SPX Technologies Inc.	160,131	33,373
*	Sterling Infrastructure Inc.	90,594	32,424
	Leonardo DRS Inc.	786,646	32,300
*	SiteOne Landscape Supply Inc.	219,166	31,459
*	Construction Partners Inc. Class A	283,100	31,107
	Hubbell Inc.	62,322	30,409
*	Trex Co. Inc.	727,800	30,145
*	Generac Holdings Inc.	179,100	30,096
*,1	Legence Corp. Class A	581,045	27,257

		Shares	Market Value ($000)
*,1	EquipmentShare.com Inc. Class A	805,999	25,067
	Curtiss-Wright Corp.	36,988	24,290
	EnerSys	133,353	24,029
*	Saia Inc.	71,214	23,847
	Griffon Corp.	286,940	23,371
	RB Global Inc. (XTSE)	191,217	21,717
	JB Hunt Transport Services Inc.	105,134	21,313
	Watts Water Technologies Inc. Class A	70,804	21,192
	Regal Rexnord Corp.	129,537	20,920
*	Casella Waste Systems Inc. Class A	187,218	18,887
*	Cimpress plc	236,011	18,666
*	MYR Group Inc.	66,131	16,535
	Allison Transmission Holdings Inc.	147,160	15,996
	JBT Marel Corp.	101,244	15,927
*	Xometry Inc. Class A	275,028	15,712
	Mueller Water Products Inc. Class A	560,776	15,180
	Sensata Technologies Holding plc	436,141	15,086
	TriNet Group Inc.	233,453	14,297
	Powell Industries Inc.	32,057	14,220
*	Axon Enterprise Inc.	27,990	13,535
*	Willdan Group Inc.	107,049	13,510
*	Lyft Inc. Class A	756,234	12,758
*	American Superconductor Corp.	424,487	12,701
	Moog Inc. Class A	36,380	11,109
	Argan Inc.	30,132	10,459
	Interface Inc.	326,322	10,269
	ESCO Technologies Inc.	44,917	10,249
	Carpenter Technology Corp.	32,130	10,212
*	Alaska Air Group Inc.	188,256	9,569
	VSE Corp.	41,762	9,128
*	Vicor Corp.	55,940	8,820
*	Legalzoom.com Inc.	961,914	8,551
*	Planet Labs PBC	325,652	8,132
*	Upwork Inc.	404,860	8,109
*	CoreCivic Inc.	427,594	7,923
*	Kornit Digital Ltd.	608,972	7,886
*	Astronics Corp.	98,701	7,477
*	DXP Enterprises Inc.	55,486	7,216
	Donaldson Co. Inc.	61,745	6,294
*	Paylocity Holding Corp.	44,782	6,045
	AZZ Inc.	45,419	5,645
*	Modine Manufacturing Co.	30,202	5,577
	Timken Co.	56,053	5,224
*	Blue Bird Corp.	100,493	5,056
*	Healthcare Services Group Inc.	255,429	4,807
	MSA Safety Inc.	27,079	4,797
*	Array Technologies Inc.	394,324	4,466
*	Dycom Industries Inc.	12,216	4,451
*	Shoals Technologies Group Inc. Class A	465,343	4,393
*	GEO Group Inc.	248,022	3,963
*	Amprius Technologies Inc.	310,457	3,862
	McGrath RentCorp.	34,151	3,814
*	Archer Aviation Inc. Class A	524,429	3,771
*	V2X Inc.	52,534	3,616
	Brady Corp. Class A	40,244	3,480
*	Energy Recovery Inc.	227,543	3,320
*	Liquidity Services Inc.	102,329	3,275
*	Gibraltar Industries Inc.	58,751	3,012
	Costamare Inc.	176,445	2,961
*	Power Solutions International Inc.	40,331	2,890
	CRA International Inc.	14,885	2,812
	Enerpac Tool Group Corp.	67,232	2,713
	HNI Corp.	55,806	2,667
*	Eos Energy Enterprises Inc.	176,046	2,577
	Trinity Industries Inc.	85,562	2,459
*	Huron Consulting Group Inc.	14,134	2,389
*	Loar Holdings Inc.	33,516	2,299
	Allient Inc.	37,666	2,298
*,1	Satellogic Inc. Class A	451,149	2,075
*	NuScale Power Corp.	118,251	2,067

		Shares	Market Value ($000)
	Pitney Bowes Inc.	196,374	2,048
*	Alliance Laundry Holdings Inc.	92,556	2,044
	Genpact Ltd.	45,902	2,024
*	Innodata Inc.	35,870	1,989
*	Joby Aviation Inc.	166,728	1,762
*	ExlService Holdings Inc.	36,030	1,411
	Tennant Co.	18,010	1,370
*	Microvast Holdings Inc.	386,297	1,012
*	Thermon Group Holdings Inc.	21,383	968
	Douglas Dynamics Inc.	25,621	965
	Kforce Inc.	27,322	965
	Lindsay Corp.	7,443	932
	ArcBest Corp.	9,319	841
	Barrett Business Services Inc.	19,935	758
*	IBEX Holdings Ltd.	18,504	688
*	Franklin Covey Co.	32,242	657
*	Hudson Technologies Inc.	84,041	603
	Insteel Industries Inc.	17,399	577
			4,674,161
Information Technology (17.9%)
*	Coherent Corp.	1,053,296	223,488
*	MACOM Technology Solutions Holdings Inc.	891,724	195,341
*	Fabrinet	345,977	169,335
*	Guidewire Software Inc.	1,108,819	156,077
*	Pure Storage Inc. Class A	1,659,364	115,392
	Littelfuse Inc.	339,633	109,960
*	Credo Technology Group Holding Ltd.	842,828	105,589
*	Wix.com Ltd.	1,175,650	102,093
*	Cirrus Logic Inc.	757,908	98,786
*	Dynatrace Inc.	2,565,613	97,724
*	Procore Technologies Inc.	1,690,757	95,511
*	Tower Semiconductor Ltd.	698,042	94,047
*	Lattice Semiconductor Corp.	1,135,789	91,454
*	Teledyne Technologies Inc.	143,130	88,784
	Crane NXT Co.	1,617,858	81,734
*	Viavi Solutions Inc.	3,321,310	81,239
	Pegasystems Inc.	1,741,992	76,108
	Power Integrations Inc.	1,566,967	71,986
*	Unity Software Inc.	2,422,159	70,485
*	Klaviyo Inc. Class A	3,100,901	68,871
*	Sandisk Corp.	118,202	68,114
*	Silicon Laboratories Inc.	437,360	62,302
*	Rubrik Inc. Class A	1,075,070	60,150
*	Onto Innovation Inc.	286,558	57,899
*	Manhattan Associates Inc.	363,320	54,865
*	Astera Labs Inc.	359,817	54,196
*	Allegro MicroSystems Inc.	1,283,947	47,390
*	Rambus Inc.	383,125	43,611
*	SentinelOne Inc. Class A	2,792,919	39,045
*	Ciena Corp.	143,848	36,222
*	Ambarella Inc.	498,308	31,912
	Clear Secure Inc. Class A	968,931	31,607
*	PTC Inc.	197,278	30,801
	Jabil Inc.	114,964	27,268
*	Clearwater Analytics Holdings Inc. Class A	1,128,457	27,185
*	Tyler Technologies Inc.	72,971	26,955
*	Varonis Systems Inc.	899,525	26,842
	Microchip Technology Inc.	322,464	24,481
*	Tenable Holdings Inc.	1,055,624	23,287
*,1	IonQ Inc.	552,908	22,105
*	Trimble Inc.	309,236	20,904
*	Extreme Networks Inc.	1,334,449	19,456
*	Monday.com Ltd.	169,125	19,407
	Cognex Corp.	500,207	19,378
*	Okta Inc.	226,332	19,121
*,1	Alkami Technology Inc.	888,095	18,819
*	GLOBALFOUNDRIES Inc.	438,129	18,489
*	Elastic NV	274,302	18,085
*	Zeta Global Holdings Corp. Class A	936,259	17,396

		Shares	Market Value ($000)
*	Sprout Social Inc. Class A	1,896,670	17,165
*	Nutanix Inc. Class A	432,369	17,005
*,1	SailPoint Inc.	1,078,877	16,928
*	nCino Inc.	765,899	16,352
*	RingCentral Inc. Class A	616,472	15,954
*	nLight Inc.	332,275	15,155
*	Braze Inc. Class A	721,931	15,031
*,1	Netskope Inc. Class A	960,700	14,266
*	Appian Corp. Class A	499,912	13,948
*	JFrog Ltd.	246,731	13,521
*	MaxLinear Inc.	765,651	13,284
*	Workiva Inc.	170,804	13,155
*	ON Semiconductor Corp.	217,397	13,020
*	Mirion Technologies Inc.	523,952	13,015
*	Teradata Corp.	424,678	12,112
*	Semtech Corp.	151,328	12,068
*	CyberArk Software Ltd.	27,835	11,992
*	Ultra Clean Holdings Inc.	264,550	11,556
*	Five9 Inc.	647,433	11,434
*	Rigetti Computing Inc.	591,877	10,754
	Entegris Inc.	89,947	10,620
*,1	Applied Digital Corp.	289,986	9,825
*	D-Wave Quantum Inc.	451,512	9,581
*	Calix Inc.	207,136	9,253
	MKS Inc.	38,814	9,137
	Advanced Energy Industries Inc.	35,728	9,124
*	Dropbox Inc. Class A	345,939	8,815
*	Asana Inc. Class A	859,961	8,815
	A10 Networks Inc.	504,544	8,799
*	Commvault Systems Inc.	102,589	8,792
*	Penguin Solutions Inc.	444,908	8,547
*	Yext Inc.	1,122,247	8,035
*	PagerDuty Inc.	736,316	7,805
*	Harmonic Inc.	765,559	7,441
*	Cellebrite DI Ltd.	477,560	7,025
*	Arlo Technologies Inc.	512,620	6,505
*	Kyndryl Holdings Inc.	262,544	6,039
*	Q2 Holdings Inc.	95,369	5,841
*	AvePoint Inc.	492,798	5,731
*	LiveRamp Holdings Inc.	235,220	5,728
*,1	Via Transportation Inc. Class A	245,732	5,713
*	FormFactor Inc.	78,575	5,539
*	Rapid7 Inc.	463,119	5,520
*	Sanmina Corp.	38,530	5,459
*	N-able Inc.	875,827	5,316
*	AppLovin Corp. Class A	10,896	5,155
*	Evolv Technologies Holdings Inc.	776,818	4,809
*	eGain Corp.	440,680	4,526
*	Pagaya Technologies Ltd. Class A	218,057	4,228
*,1	SoundHound AI Inc. Class A	499,570	4,226
*	Consensus Cloud Solutions Inc.	193,530	4,134
*	Freshworks Inc. Class A	371,937	4,009
	Kulicke & Soffa Industries Inc.	68,812	3,945
*	Domo Inc. Class B	608,484	3,572
*	Commerce.com Inc.	1,097,342	3,424
*	Vistance Networks Inc.	187,581	3,376
*	Sprinklr Inc. Class A	524,517	3,346
*	ADTRAN Holdings Inc.	357,992	3,301
*	CEVA Inc.	156,329	3,297
*	Plexus Corp.	16,494	3,288
*	PDF Solutions Inc.	101,554	3,235
*,1	Quantum Computing Inc.	331,516	3,073
*	Gitlab Inc. Class A	87,481	3,060
	InterDigital Inc.	8,814	2,877
*	Enphase Energy Inc.	62,132	2,298
*	8x8 Inc.	1,265,102	2,100
*	Weave Communications Inc.	281,433	1,829
*	Ouster Inc.	86,709	1,806
*	Itron Inc.	17,190	1,703
	Amkor Technology Inc.	33,599	1,624

		Shares	Market Value ($000)
*	Arteris Inc.	102,231	1,534
*	Alarm.com Holdings Inc.	31,214	1,523
*	Fastly Inc. Class A	155,977	1,443
*	Turtle Beach Corp.	111,799	1,337
*	Digital Turbine Inc.	248,579	1,298
*	Terawulf Inc.	96,881	1,295
*,1	Ambiq Micro Inc.	41,432	1,259
*	Insight Enterprises Inc.	14,911	1,253
*	Corsair Gaming Inc.	212,625	1,084
*	Lumentum Holdings Inc.	2,744	1,075
*	Core Scientific Inc.	53,743	967
	OneSpan Inc.	80,573	949
*	Frequency Electronics Inc.	16,904	889
*,1	Bitdeer Technologies Group Class A	58,966	769
*	Alpha & Omega Semiconductor Ltd.	26,248	580
*	Viant Technology Inc. Class A	48,966	579
*,1	BigBear.ai Holdings Inc.	107,310	541
*	inTEST Corp.	58,088	532
*	Impinj Inc.	3,810	526
*,1	Rezolve AI plc	172,248	444
*	Upland Software Inc.	233,415	310
			3,730,444
Materials (2.3%)
*	James Hardie Industries plc	4,600,545	105,766
	Cabot Corp.	1,307,861	94,414
	Methanex Corp.	1,907,029	91,003
	Graphic Packaging Holding Co.	3,710,147	54,354
	Balchem Corp.	186,188	31,684
	United States Lime & Minerals Inc.	178,757	21,545
*	Constellium SE	771,875	17,344
	Kaiser Aluminum Corp.	127,361	15,617
*	Century Aluminum Co.	192,584	8,730
*	O-I Glass Inc.	427,141	6,527
	Hecla Mining Co.	259,824	5,851
*	Coeur Mining Inc.	271,610	5,552
	Innospec Inc.	64,098	5,238
	Eagle Materials Inc.	23,674	4,825
	Sylvamo Corp.	84,754	4,148
	Chemours Co.	176,879	2,651
*	Compass Minerals International Inc.	94,665	2,365
	Myers Industries Inc.	105,208	2,175
*	Ingevity Corp.	29,698	1,954
	Sensient Technologies Corp.	10,017	947
	Orion SA	112,449	695
			483,385
Other (1.5%)
[3]	Vanguard Small-Cap ETF	1,104,864	298,192
*	York Space Systems Inc.	500,237	16,983
			315,175
Real Estate (2.9%)
	CareTrust REIT Inc.	3,194,279	119,274
	Phillips Edison & Co. Inc.	2,982,447	108,054
	Rexford Industrial Realty Inc.	2,484,087	100,680
	Essential Properties Realty Trust Inc.	2,882,010	87,498
	American Healthcare REIT Inc.	1,144,418	53,685
*	CoStar Group Inc.	597,855	36,768
*	Jones Lang LaSalle Inc.	58,735	21,022
	Colliers International Group Inc.	147,648	20,183
	Xenia Hotels & Resorts Inc.	756,137	11,153
	DiamondRock Hospitality Co.	1,202,352	11,038
	Tanger Inc.	204,607	6,695
	Outfront Media Inc.	267,938	6,516
*	Compass Inc. Class A	366,178	4,585
	Sunstone Hotel Investors Inc.	498,998	4,376
	Gladstone Commercial Corp.	103,725	1,208
	RMR Group Inc. Class A	56,973	863
			593,598

		Shares	Market Value ($000)
Utilities (1.5%)
	NiSource Inc.	2,467,926	109,304
	IDACORP Inc.	750,943	99,718
	ONE Gas Inc.	841,494	66,949
*	Talen Energy Corp.	47,587	16,577
	NRG Energy Inc.	90,314	13,785
*	Hallador Energy Co.	94,534	1,748
	American States Water Co.	23,591	1,721
	MGE Energy Inc.	9,849	787
			310,589
Total Common Stocks (Cost $14,978,594)			20,413,284
Temporary Cash Investments (2.5%)
Money Market Fund (2.1%)
[4,5]	Vanguard Market Liquidity Fund, 3.704%	4,495,983	449,598
		Face Amount ($000)
Repurchase Agreements (0.4%)
	Deutsche Bank Securities Inc. 3.670%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $39,012, collateralized by U.S. Treasury Obligations 1.750%–4.750%, 8/15/2041–11/15/2053, with a value of $39,780)	39,000	39,000
	HSBC Bank USA 3.680%, 2/2/2026 (Dated 1/30/2026, Repurchase Value $38,912, collateralized by U.S. Government Agency Obligations 1.500%–6.500%, 9/1/2033–12/1/2055, with a value of $39,678)	38,900	38,900
			77,900
Total Temporary Cash Investments (Cost $527,479)			527,498
Total Investments (100.7%) (Cost $15,506,073)			20,940,782
Other Assets and Liabilities—Net (-0.7%)			(151,531)
Net Assets (100%)			20,789,251
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $148,024.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $158,917 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	1,468	192,646	(3,224)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,413,189	—	95	20,413,284
Temporary Cash Investments	449,598	77,900	—	527,498
Total	20,862,787	77,900	95	20,940,782
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(3,224)	—	—	(3,224)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	304,600	NA1	NA1	28	(25)	2,487	—	449,598
Vanguard Small-Cap ETF	267,713	247,014	229,227	95	12,597	1,045	—	298,192
Total	572,313	247,014	229,227	123	12,572	3,532	—	747,790
1	Not applicable—purchases and sales are for temporary cash investment purposes.